Digital Assets (Tables)	6 Months Ended
Sep. 30, 2025
Digital Assets [Abstract]
Schedule of Digital Assets
	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Digital assets held on exchange institutions	378,969,693	221,162,809